United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Quarter ended 07/31/17

Item 1.	Schedule of Investments

Emerging Markets Core Fund
Portfolio of Investments
July 31, 2017 (unaudited)
Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—59.5%
		Agency—0.1%
$500,000	[1,2]	Banco Nacional de Comercio Exterior, Series 144A, 3.80%, 8/11/2026	$498,900
		Air Transportation—0.1%
300,000		Avianca Holdings SA, Sr. Unsecd. Note, Series REGS, 8.375%, 5/10/2020	298,875
400,000		TAM Capital 3, Inc., Sr. Unsecd. Note, Series REGS, 8.375%, 6/3/2021	411,500
		TOTAL	710,375
		Airlines—0.1%
568,440		Medjool Ltd., 3.875%, 3/19/2023	572,334
		Airport—0.3%
2,265,000	[1,2]	Aeropuertos Argentina 2000 S.A., Sec. Fac. Bond, Series 144A, 6.875%, 2/1/2027	2,361,262
400,000	[1,2]	Mexico City Airport Trust, Sec. Fac. Bond, Series 144A, 5.50%, 10/31/2046	409,876
		TOTAL	2,771,138
		Automotive—0.1%
200,000		Corp Financiera de Desarrollo SA, Sr. Unsecd. Note, Series REGS, 3.25%, 7/15/2019	203,810
300,000		Tata Motors Ltd., Sr. Unsecd. Note, 4.625%, 4/30/2020	312,117
		TOTAL	515,927
		Banking—15.8%
800,000		ADCB Finance Cayman Ltd., Series EMTN, 4.50%, 3/6/2023	830,400
500,000		Access Bank PLC, Sr. Unsecd. Note, Series REGS, 10.50%, 10/19/2021	539,610
300,000	[1,2]	Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	319,653
400,000	[1,2]	Banco Bradesco SA, Sub., Series 144A, 6.75%, 9/29/2019	429,616
1,200,000		Banco Bradesco SA, Sub., Series REGS, 5.75%, 3/1/2022	1,283,460
500,000		Banco Btg Pactual/Cayman, Series REGS, 5.75%, 9/28/2022	444,500
500,000	[1,2]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	545,250
1,000,000	[1,2]	Banco De Bogota S.A., Sr. Unsecd. Note, Series 144A, 4.375%, 8/3/2027	993,750
730,000		Banco de Credito del Peru, Series REGS, 6.125%, 4/24/2027	812,490
1,845,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	1,803,487
600,000		Banco Do Brasil S.A., Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	663,000
500,000		Banco Do Brasil S.A., Sub. Note, Series REGS, 5.875%, 1/19/2023	526,250
400,000	[1,2]	Banco General SA, Sr. Unsecd. Note, Series 144A, 4.125%, 8/7/2027	396,252
ARS 29,600,000		Banco Hipotecario SA, Sr. Unsecd. Note, Series REGS, 22.4166%, 1/12/2020	1,686,283
$3,250,000	[1,2]	Banco Inbursa SA Institucion de Banca Multiple, Sr. Unsecd. Note, Series 144A, 4.375%, 4/11/2027	3,266,250
1,000,000	[1,2]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	1,090,000
ARS 31,300,000	[1,2]	Banco Macro SA, Sr. Unsecd. Note, Series 144A, 17.50%, 5/8/2022	1,767,253
$1,000,000	[1,2]	Banco Mercantil Del Nort, Jr. Sub. Note, Series 144A, 6.875%, 10/6/2165	1,052,500
250,000		Banco Reservas Rep Domin, Series REGS, 7.00%, 2/1/2023	261,250
1,000,000		Bancolombia S.A., 5.95%, 6/3/2021	1,103,750
800,000		Bangkok Bank PCL, Sr. Unsecd. Note, Series REGS, 3.875%, 9/27/2022	841,257
2,200,000		Bank of China (Hong Kong) Ltd., Sr. Unsecd. Note, Series EMTN, 2.875%, 6/30/2020	2,220,832
2,630,000	[1,2]	Bank of China Ltd., Series 144A, 5.00%, 11/13/2024	2,848,479
5,600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	6,065,203
460,000		BBVA Banco Continental, Series REGS, 5.00%, 8/26/2022	501,395
860,000	[1,2]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.35%, 11/12/2029	875,050
466,000	[1,2]	BBVA Bancomer SA Texas, Jr. Sub. Note, Series 144A, 7.25%, 4/22/2020	511,435

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$1,200,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.50%, 3/10/2021	$1,329,000
1,250,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.75%, 9/30/2022	1,421,875
700,000		Caixa Economica Federal, Series REGS, 4.25%, 5/13/2019	713,650
1,750,000		Caixa Economica Federal, Sr. Unsecd. Note, Series REGS, 4.50%, 10/3/2018	1,785,087
400,000		CBQ Finance Ltd., Sub., Series REGS, 7.50%, 11/18/2019	433,056
2,300,000		CITIC Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 1/21/2018	2,351,304
2,000,000		China Construction Bank Corp., Sub., Series EMTN, 4.25%, 8/20/2024	2,051,328
1,030,000	[1,2]	Corpbanca, Series 144A, 3.875%, 9/22/2019	1,062,574
250,000	[1,2]	CorpGroup Banking SA, Sr. Unsecd. Note, Series 144A, 6.75%, 3/15/2023	254,113
2,300,000	[1,2]	Credit Bank of Moscow Via CBOM Finance PLC, Sub. Note, Series 144A, 7.50%, 10/5/2027	2,272,237
7,800,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	7,850,638
1,500,000		Export-Import Bank Korea, Sr. Unsecd. Note, 3.25%, 8/12/2026	1,514,358
200,000		Export-Import Bank of China/The via Avi Funding Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.80%, 9/16/2025	205,669
2,000,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/2/2019	2,058,150
1,000,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 4.00%, 1/14/2023	1,045,747
1,000,000	[1,2]	Finansbank AS, Sr. Unsecd. Note, Series 144A, 4.875%, 5/19/2022	999,439
500,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 4.50%, 10/20/2021	511,000
600,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	626,190
1,600,000	[1,2]	Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, Series 144A, 5.004%, 4/6/2023	1,642,957
200,000		ICICI Bank Ltd., Series REGS, 5.75%, 11/16/2020	218,873
2,000,000	[1,2]	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,188,730
1,750,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, Series MTN, 2.905%, 11/13/2020	1,767,909
4,600,000		Industrial and Commercial Bank of China, Ltd., Jr. Sub. Note, Series REGS, 6.00%, 12/29/2049	4,850,870
3,050,000	[1,2]	Industrial and Commercial Bank of China, Ltd., Series 144A, 6.00%, 12/31/2049	3,216,338
2,800,000	[1,2]	Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.00%, 4/23/2020	2,771,204
200,000		Industrial Senior Trust, Sr. Unsecd. Note, Series REGS, 5.50%, 11/1/2022	203,000
300,000		Itau Unibanco Holding SA, Series REGS, 5.125%, 5/13/2023	312,000
1,100,000		Itau Unibanco Holding SA, Sub. Note, Series REGS, 5.65%, 3/19/2022	1,161,875
1,700,000		Itau Unibanco Holding SA, Sub., Series REGS, 5.50%, 8/6/2022	1,801,490
900,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 12/21/2021	982,800
500,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 4/15/2020	536,875
700,000		Korea Exchange Bank, Sr. Unsecd. Note, Series EMTN, 2.50%, 1/27/2021	695,805
400,000		Krung Thai Bank PCL/Cayman Islands, Sub., Series EMTN, 5.20%, 12/26/2024	416,169
1,663,000	[1,2]	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, Series 144A, 5.373%, 2/13/2022	1,708,327
3,000,000		National Bank of Abu Dhabi, 5.25%, 12/29/2049	3,063,750
2,500,000		Ojsc Russ Agric Bk (Rshb), Sub. Note, Series REGS, 8.50%, 10/16/2023	2,880,680
550,000		Sberbank (Sb Cap Sa), Sr. Unsecd. Note, Series 7, 5.717%, 6/16/2021	592,970
600,000		Sberbank (Sb Cap Sa), Sub. Note, Series REGS, 5.50%, 2/26/2024	610,733
1,000,000		Shinhan Bank, Series REGS, 2.25%, 4/15/2020	992,718
700,000		Siam Commercial Bank PLC, Sr. Unsecd. Note, Series REGS, 3.50%, 4/7/2019	714,044
2,100,000	[1,2]	Sinopec Group Overseas Development 2016 Ltd., Sr. Unsecd. Note, Series 144A, 2.00%, 9/29/2021	2,051,179
1,000,000		T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, Series REGS, 4.75%, 4/29/2021	1,015,035
2,200,000	[1,2]	Turkiye Garanti Bankasi AS, Sr. Unsecd. Note, Series 144A, 5.875%, 3/16/2023	2,298,681
1,500,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.75%, 2/11/2021	1,489,838
2,000,000		Turkiye Is Bankasi (Isbank) A.S., Series REGS, 5.50%, 4/21/2019	2,058,884
2,000,000	[1,2]	Turkiye Is Bankasi (Isbank) A.S., Sub., Series 144A, 7.00%, 6/29/2028	2,021,092
1,000,000	[1,2]	Turkiye Vakiflar Bankasi T.A.O., Series 144A, 5.00%, 10/31/2018	1,013,742

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$2,310,000	[1,2]	Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, Series 144A, 5.50%, 10/27/2021	$2,353,428
2,100,000		Turkiye Vakiflar Bankasi T.A.O., Sub., Series REGS, 6.00%, 11/1/2022	2,112,999
1,200,000		VTB Bank OJSC, Series REGS, 9.50%, 12/29/2049	1,334,921
2,850,000		VTB Capital SA, Sub., Series REGS, 6.95%, 10/17/2022	3,086,829
1,000,000		Vnesheconombank (VEB), Series REGS, 6.025%, 7/5/2022	1,070,883
2,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.25%, 1/29/2024	2,044,840
300,000		Woori Bank, Series REGS, 5.00%, 6/10/2045	311,142
500,000	[1,2]	Woori Bank, Sr. Unsecd. Note, Series 144A, 2.625%, 7/20/2021	499,486
800,000	[1,2]	Woori Bank, Sub. Note, Series 144A, 5.875%, 4/13/2021	881,551
800,000		Woori Bank, Sub. Note, Series REGS, 4.75%, 4/30/2024	840,743
1,500,000	[1,2]	Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, Series 144A, 5.85%, 6/21/2024	1,509,182
500,000	[1,2]	Zenith Bank Ltd., Sr. Unsecd. Note, Series 144A, 7.375%, 5/30/2022	495,500
		TOTAL	123,984,142
		Beverage & Tobacco—0.2%
500,000	[1,2]	Becle SA de CV, Sr. Unsecd. Note, Series 144A, 3.75%, 5/13/2025	507,073
700,000		Embotelladora Andina S.A., Sr. Unsecd. Note, Series REGS, 5.00%, 10/1/2023	766,482
		TOTAL	1,273,555
		Broadcast Radio & TV—0.2%
1,330,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	1,800,690
200,000		TV Azteca SA de CV, Sr. Unsecd. Note, Series EMTN, 7.625%, 9/18/2020	207,200
		TOTAL	2,007,890
		Building & Development—0.1%
300,000		Doosan Heavy Industries and Construction Co. Ltd., Sr. Unsecd. Note, Series REGS, 2.125%, 4/27/2020	295,852
400,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	171,000
700,000		Turkiye Sise ve Cam Fabrikalari A.S., Sr. Unsecd. Note, Series REGS, 4.25%, 5/9/2020	711,799
		TOTAL	1,178,651
		Building Materials—0.2%
800,000		Cemex, Sab De Cv, Series REGS, 6.125%, 5/5/2025	867,000
400,000	[1,2]	St. Marys Cement, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/28/2027	409,700
300,000		West China Cement Ltd., Sr. Unsecd. Note, 6.50%, 9/11/2019	309,590
		TOTAL	1,586,290
		Business Equipment & Services—0.1%
1,100,000		GNL Quintero SA, Sr. Unsecd. Note, Series REGS, 4.634%, 7/31/2029	1,143,450
		Cable & Wireless Television—0.1%
1,100,000		Vtr Finance Bv, Series REGS, 6.875%, 1/15/2024	1,175,625
		Chemicals & Plastics—1.0%
725,000		Alfa S.A., Sr. Unsecd. Note, Series REGS, 6.875%, 3/25/2044	807,396
400,000	[1,2]	Alpek Sa De Cv, Sr. Unsecd. Note, Series 144A, 5.375%, 8/8/2023	435,500
600,000	[1,2]	Eurochem Global Investments DAC, Sr. Unsecd. Note, Series 144A, 3.80%, 4/12/2020	601,545
1,075,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 4/25/2024	1,164,493
600,000	[1,2]	Mexichem SA de CV, Sr. Unsecd. Note, Series 144A, 6.75%, 9/19/2042	660,750
1,000,000		Mexichem SA de CV, Sr. Unsecd. Note, Series REGS, 4.875%, 9/19/2022	1,075,500
800,000		Mexichem SA de CV, Sr. Unsecd. Note, Series REGS, 5.875%, 9/17/2044	817,200
900,000		PTT Global Chemical PCL, Series REGS, 4.25%, 9/19/2022	956,236
1,000,000	[1,2]	Phosagro OAO via Phosagro Bond Funding DAC, Sr. Unsecd. Note, Series 144A, 3.95%, 11/3/2021	1,009,280
		TOTAL	7,527,900

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—continued
		Conglomerates—0.0%
$200,000	[1,2]	Arcos Dorados Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 4/4/2027	$202,400
		Consumer Products—0.5%
550,000		Controladora Mabe S.A. de C.V., Sr. Unsecd. Note, Series REGS, 7.875%, 10/28/2019	608,575
2,280,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	2,290,596
720,000		Mastellone Hermanos SA, Sr. Unsecd. Note, Series REGS, 12.625%, 7/3/2021	813,377
		TOTAL	3,712,548
		Corporate—0.4%
3,000,000		1MDB Global Investments Ltd., Sr. Unsecd. Note, Series REGS, 4.40%, 3/9/2023	2,801,988
		Energy—0.1%
1,000,000	[1,2]	Azure Power Energy Ltd., Series 144A, 5.50%, 11/3/2022	1,002,250
		Farming & Agriculture—0.6%
4,840,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	4,763,073
		Finance—1.7%
1,000,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	1,071,260
1,700,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	1,823,930
600,000	[1,2]	Corp Financi De Desarrol, Sub. Note, Series 144A, 5.25%, 7/15/2029	629,250
1,350,000	[1,2]	Four Finance SA, Sr. Unsecd. Note, Series 144A, 10.75%, 5/1/2022	1,356,075
1,600,000		Gazprombk (GPB Finance), Sub. Note, 7.496%, 12/28/2023	1,663,536
500,000	[1,2]	Gruposura Finance, Sr. Unsecd. Note, Series 144A, 5.50%, 4/29/2026	538,125
1,500,000	[1,2]	Latam Finance Ltd., Sr. Unsecd. Note, Series 144A, 6.875%, 4/11/2024	1,542,000
1,300,000		MAF Global Securities, Jr. Sub. Note, 5.50%, 9/7/2065	1,319,500
650,000	[1,2]	SURA Asset Management SA, Sr. Unsecd. Note, Series 144A, 4.375%, 4/11/2027	660,400
2,000,000		Sukuk Funding Number 3 Ltd., 4.348%, 12/3/2018	2,055,178
800,000	[1,2]	Unifin Finaciera, S.A.B. de C.V. S.O.F.O.M. E.N.R, Sr. Unsecd. Note, Series 144A, 7.00%, 1/15/2025	791,920
		TOTAL	13,451,174
		Financial Intermediaries—1.5%
2,300,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	2,377,441
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.25%, 6/3/2021	1,500,825
1,700,000	[1,2]	Investcorp SA, Series 144A, 8.25%, 11/1/2017	1,727,888
2,500,000		Ooredoo International Finance Ltd., Series REGS, 3.875%, 1/31/2028	2,522,705
2,500,000		Ooredoo International Finance Ltd., Sr. Unsecd. Note, Series REGS, 5.00%, 10/19/2025	2,731,250
500,000	[1,2]	Trust F/1401, Series 144A, 5.25%, 12/15/2024	529,525
700,000	[1,2]	Trust F/1401, Sr. Unsecd. Note, Series 144A, 6.95%, 1/30/2044	751,625
		TOTAL	12,141,259
		Food & Drug Retailers—0.3%
298,000		Cencosud SA, Series REGS, 4.875%, 1/20/2023	315,720
1,000,000	[1,2]	Cencosud SA, Sr. Unsecd. Note, Series 144A, 4.375%, 7/17/2027	1,002,500
300,000	[1,2]	Cencosud SA, Sr. Unsecd. Note, Series 144A, 6.625%, 2/12/2045	327,990
650,000	[1,2]	Smu Sa, Sr. Unsecd. Note, Series 144A, 7.75%, 2/8/2020	672,750
		TOTAL	2,318,960
		Food Products—1.0%
1,000,000	[1,2]	BFF International Ltd., Sr. Unsecd. Note, Series 144A, 7.25%, 1/28/2020	1,082,500
500,000		Cosan Overseas Ltd., 8.25%, 11/29/2049	504,000
1,300,000		ESAL GmbH, Sr. Unsecd. Note, Series REGS, 6.25%, 2/5/2023	1,231,750
846,000	[1,2]	Grupo Bimbo SAB de CV, Series 144A, 4.875%, 6/27/2044	862,877
600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	624,667
300,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.375%, 1/23/2023	309,284

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—continued
		Food Products—continued
$1,200,000	[1,2]	Marfrig Holding Europe BV, Sr. Unsecd. Note, Series 144A, 7.00%, 3/15/2024	$1,191,960
350,000	[1,2]	MHP SA, Sr. Unsecd. Note, Series 144A, 7.75%, 5/10/2024	363,125
750,000	[1,2]	Sigma Alimentos SA, Sr. Unsecd. Note, Series 144A, 4.125%, 5/2/2026	763,875
1,300,000		Sigma Alimentos SA, Sr. Unsecd. Note, Series REGS, 4.125%, 5/2/2026	1,324,050
		TOTAL	8,258,088
		Forest Products—0.2%
300,000	[1,2]	Inversiones CMPC SA, Sr. Unsecd. Note, Series 144A, 4.50%, 4/25/2022	316,385
900,000	[1,2]	Suzano Austria GmbH, Sr. Unsecd. Note, Series 144A, 7.00%, 3/16/2047	956,250
		TOTAL	1,272,635
		Government Agency—0.1%
1,000,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series 144A, 4.75%, 5/9/2024	992,000
		Home Products & Furnishings—0.1%
1,000,000		Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.00%, 4/3/2023	1,029,020
		Industrial Conglomerates—0.1%
650,000	[1,2]	Grupo Kuo SAB DE CV, Sr. Unsecd. Note, Series 144A, 5.75%, 7/7/2027	662,350
		Industrial Products & Equipment—0.0%
200,000		Cemex Finance LLC, Series REGS, 6.00%, 4/1/2024	212,750
		Metals & Mining—4.5%
400,000		Abja Investment Co., 5.95%, 7/31/2024	425,500
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	782,625
1,500,000	[1,2]	CSN Islands XII Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 9/29/2049	945,000
800,000		Chinalco Capital Holdings Ltd., Sr. Unsecd. Note, 4.00%, 8/25/2021	803,708
2,600,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	2,626,796
1,933,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 9/16/2025	2,069,402
400,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 6.15%, 10/24/2036	488,125
500,000		Evraz Group SA, Sr. Unsecd. Note, 8.25%, 1/28/2021	558,630
3,000,000	[1,2]	Evraz Group SA, Sr. Unsecd. Note, Series 144A, 5.375%, 3/20/2023	3,020,250
1,000,000		Fresnillo PLC, Series REGS, 5.50%, 11/13/2023	1,115,000
1,000,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 5.893%, 4/29/2024	1,042,500
100,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 10/20/2017	101,000
300,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 4/16/2044	304,875
500,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 5.893%, 4/29/2024	521,250
500,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 7.25%, 10/20/2017	505,000
400,000		JSW Steel Ltd., Sr. Unsecd. Note, 4.75%, 11/12/2019	408,356
1,200,000		JSW Steel Ltd., Sr. Unsecd. Note, 5.25%, 4/13/2022	1,216,195
1,800,000	[1,2]	Metalloinvest Finance DAC, Sr. Unsecd. Note, Series 144A, 4.85%, 5/2/2024	1,807,756
2,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.20%, 7/27/2026	2,568,967
1,900,000		Noble Group Ltd., Jr. Sub. Deb., 6.00%, 6/24/2049	342,000
300,000		Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, Series REGS, 5.90%, 10/17/2022	327,291
410,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	423,513
2,000,000		Southern Copper Corp., Sr. Unsecd. Note, 5.25%, 11/8/2042	2,074,508
1,140,000		Southern Copper Corp., Sr. Unsecd. Note, 5.875%, 4/23/2045	1,262,999
3,000,000		Vale Overseas Ltd., 4.375%, 1/11/2022	3,103,500
980,000		Vale Overseas Ltd., 6.875%, 11/21/2036	1,095,150
220,000		Vale Overseas Ltd., Sr. Unsecd. Note, 4.625%, 9/15/2020	230,450
420,000		Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 6/10/2021	459,375
280,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.25%, 8/10/2026	311,920

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—continued
$1,000,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.875%, 11/10/2039	$1,118,760
650,000		Vale Overseas Ltd., Sr. Unsecd. Note, 8.25%, 1/17/2034	801,125
150,000		Vale SA, 5.625%, 9/11/2042	148,875
550,000		Vedanta Resources PLC, Series REGS, 8.25%, 6/7/2021	616,000
1,500,000		Vedanta Resources PLC, Sr. Unsecd. Note, Series REGS, 7.125%, 5/31/2023	1,582,500
		TOTAL	35,208,901
		Oil & Gas—13.5%
1,366,171	[1,3,4,5]	Afren PLC, Series 144A, 6.625%, 12/9/2020	0
1,200,278	[3,4,5]	Afren PLC, Series REGS, 10.25%, 4/8/2019	0
2,439,590	[3,4,5]	Afren PLC, Series REGS, 11.50%, 2/1/2016	0
800,000		Bharat Petroleum Corp. Ltd., Sr. Unsecd. Note, Series EMTN, 4.00%, 5/8/2025	819,444
3,000,000		CNOOC Finance 2013 Ltd., 4.25%, 5/9/2043	2,996,901
8,500,000		CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	8,981,576
1,000,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.70%, 11/25/2019	1,008,660
500,000		Columbus International, Inc., Sr. Unsecd. Note, Series REGS, 7.375%, 3/30/2021	535,000
60,000		Ecopetrol SA, 4.25%, 9/18/2018	61,361
475,000		Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 6/26/2026	499,937
1,000,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	942,200
1,883,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 9/18/2023	2,078,418
900,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	965,584
1,170,000	[1,2]	Equate Petrochemical BV, Sr. Unsecd. Note, Series 144A, 3.00%, 3/3/2022	1,168,418
500,000		Gaz Capital SA, Sr. Unsecd. Note, Series REGS, 4.95%, 2/6/2028	500,441
1,500,000	[1,2]	Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, Series 144A, 4.95%, 3/23/2027	1,517,283
2,000,000		Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, Series REGS, 4.95%, 7/19/2022	2,089,880
1,300,000	[1,2]	KazMunayGas National Co. JSC, Sr. Unsecd. Note, Series 144A, 4.75%, 4/19/2027	1,294,874
1,700,000	[1,2]	KazMunayGas National Co. JSC, Sr. Unsecd. Note, Series 144A, 5.75%, 4/19/2047	1,641,194
700,000		Korea Gas Corp., Sr. Unsecd. Note, Series REGS, 3.50%, 7/2/2026	718,466
1,000,000		Lukoil International Finance BV, Series REGS, 4.563%, 4/24/2023	1,030,898
3,163,000		ONGC Videsh Ltd., 3.75%, 5/7/2023	3,240,332
419,300		Odbrcht Offshore Drilling Finance Ltd., Series REGS, 6.625%, 10/1/2022	149,900
165,380		Odebrecht Offshore Drilling Finance Ltd., Series REGS, 6.75%, 10/1/2022	59,206
350,000	[1,2]	Offshore Drilling Holding SA, Series 144A, 8.375%, 9/20/2020	131,250
626,000		PTT Exploration and Production Public Co., Sub. Note, Series REGS, 4.875%, 12/29/2049	639,302
500,000	[1,2]	PTT Public Co., Ltd. Sr. Unsecd. Note, Series 144A, 3.375%, 10/25/2022	512,106
3,600,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	3,823,060
351,000		Pertamina PT, Note, Series REGS, 5.25%, 5/23/2021	380,284
1,700,000	[1,2]	Pertamina PT, Series 144A, 4.30%, 5/20/2023	1,774,749
500,000		Perusahaan Gas Negara PT, Sr. Unsecd. Note, Series REGS, 5.125%, 5/16/2024	542,050
3,200,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	3,108,000
365,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.125%, 1/17/2022	384,619
4,000,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.25%, 3/17/2024	4,180,000
450,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.85%, 6/5/2115	414,000
4,735,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 7.375%, 1/17/2027	5,139,842
4,330,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.375%, 5/23/2021	4,891,601
3,390,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.75%, 5/23/2026	3,991,725
300,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	289,125
1,600,000	[1,2]	Petroleos De Venezuela SA, Term Loan—1st Lien, Series 144A, 8.50%, 10/27/2020	1,046,400

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$2,300,000		Petroleos de Venezuela, S.A., 5.50%, 4/12/2037	$754,630
4,600,000		Petroleos de Venezuela, S.A., Company Guarantee, 5.375%, 4/12/2027	1,511,560
10,900,000		Petroleos de Venezuela, S.A., Sr. Unsecd. Note, Series REGS, 6.00%, 11/15/2026	3,570,840
6,820,000		Petroleos de Venezuela, S.A., Unsecd. Note, Series REGS, 6.00%, 5/16/2024	2,276,175
400,000	[1,2]	Petroleos del Peru SA, Sr. Unsecd. Note, Series 144A, 5.625%, 6/19/2047	417,808
200,000		Petroleos Mexicanos, 5.50%, 6/27/2044	184,490
500,000		Petroleos Mexicanos, 6.50%, 6/2/2041	516,250
2,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.25%, 1/15/2025	1,994,000
1,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.50%, 1/23/2026	997,900
1,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	1,048,400
3,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 1/23/2046	2,869,360
560,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.75%, 9/21/2047	590,912
6,410,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	7,290,734
2,850,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.50%, 3/13/2027	3,141,412
2,000,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.50%, 3/13/2027	2,204,500
700,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 9.75%, 8/14/2019	753,060
500,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 3.50%, 3/18/2025	517,325
600,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 4.50%, 3/18/2045	653,225
250,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.125%, 1/28/2025	259,751
1,500,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 2/10/2045	1,570,305
1,900,000	[1,2]	Rosneft Oil Co., Series 144A, 4.199%, 3/6/2022	1,908,996
2,000,000		Sinochem Offshore Capital Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/29/2019	2,033,766
1,400,000	[1,2]	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series 144A, 3.25%, 4/28/2025	1,393,853
1,400,000	[1,2]	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 3/24/2026	1,543,150
500,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	532,769
1,100,000	[1,2]	Transport de Gas Peru, Series 144A, 4.25%, 4/30/2028	1,145,375
700,000	[1,2]	Trinidad Generation Unlimited, Sr. Unsecd. Note, Series 144A, 5.25%, 11/4/2027	708,050
		TOTAL	105,936,682
		Paper Products—0.1%
400,000	[1,2]	Suzano Trading Ltd., Sr. Unsecd. Note, Series 144A, 5.875%, 1/23/2021	430,500
		Pharmaceuticals—0.3%
700,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	670,804
1,400,000		Teva Pharmaceutical Industries Ltd., Sr. Unsecd. Note, 2.95%, 12/18/2022	1,402,955
		TOTAL	2,073,759
		Printing & Publishing—0.3%
1,600,000	[1,2]	Myriad International Holdings BV, Sr. Unsecd. Note, Series 144A, 4.85%, 7/6/2027	1,654,400
700,000		Myriad International Holdings BV, Sr. Unsecd. Note, Series REGS, 6.00%, 7/18/2020	759,850
		TOTAL	2,414,250
		Real Estate—2.2%
5,300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.95%, 11/15/2022	5,517,284
2,000,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	2,117,412
600,000		EMG Sukuk LTD., Sr. Unsecd. Note, 4.564%, 6/18/2024	624,495
600,000		Ezdan Sukuk Co Ltd., Sr. Unsecd. Note, 4.875%, 4/5/2022	580,140
4,300,000		Franshion Brilliant Ltd., 5.75%, 3/19/2019	4,501,988
2,500,000		Franshion Brilliant Ltd., Sub. Note, 5.75%, 12/29/2049	2,601,253
1,311,000		Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	1,362,139
		TOTAL	17,304,711

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—continued
		Retailers—0.4%
$900,000		Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, Series REGS, 4.625%, 5/21/2023	$838,800
200,000	[1,2]	InRetail Consumer, Sr. Unsecd. Note, Series 144A, 5.25%, 10/10/2021	209,100
1,200,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	1,198,420
800,000		Saci Falabella, Series REGS, 3.75%, 4/30/2023	822,227
400,000		SM Investments Corp., Sr. Unsecd. Note, 4.25%, 10/17/2019	414,016
		TOTAL	3,482,563
		Sovereign—0.5%
562,500		Angola, Government of, Sr. Unsecd. Note, 7.00%, 8/17/2019	582,160
900,000		Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	973,644
800,000	[1,2]	KSA Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 2.894%, 4/20/2022	799,016
1,300,000	[1,2]	KSA Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 3.628%, 4/20/2027	1,319,500
		TOTAL	3,674,320
		State/Provincial—3.5%
7,515,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	8,359,911
1,800,000	[1,2]	Province of Santa Fe, Sr. Unsecd. Note, Series 144A, 7.00%, 3/23/2023	1,849,626
7,900,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	8,923,603
6,500,000	[1,2]	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 7.875%, 6/15/2027	6,634,355
40,000		Provincia De Buenos Aires, Sr. Unsecd. Note, Series REGS, 4.00%, 5/15/2035	30,300
700,000	[1,2]	Provincia De Cordoba, Sr. Unsecd. Note, Series 144A, 7.125%, 8/1/2027	683,130
850,000	[1,2]	Provincia De Cordoba, Sr. Unsecd. Note, Series 144A, 7.45%, 9/1/2024	882,589
		TOTAL	27,363,514
		Supranational—0.2%
1,500,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.20%, 7/18/2020	1,504,740
		Technology Services—0.9%
4,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	4,142,920
2,500,000	[1,2]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.80%, 2/11/2025	2,620,928
		TOTAL	6,763,848
		Telecommunications & Cellular—2.6%
500,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	515,339
400,000		America Movil S.A.B. de C.V., 6.125%, 3/30/2040	493,380
1,025,000		America Movil S.A.B. de C.V., Company Guarantee, 5.00%, 3/30/2020	1,106,487
1,025,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.35%, 5/20/2024	1,088,544
300,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, Series REGS, 5.375%, 9/27/2022	304,500
340,000	[1,2]	Colombia Telecomunicaciones SA ESP, Sub. Note, Series 144A, 8.50%, 12/29/2049	345,950
1,400,000		Comcel Trust, Series REGS, 6.875%, 2/6/2024	1,481,900
1,100,000		Digicel Group Ltd., Sr. Unsecd. Note, Series REGS, 7.125%, 4/1/2022	981,750
500,000		Digicel Group Ltd., Sr. Unsecd. Note, Series REGS, 8.25%, 9/30/2020	481,250
750,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 4/15/2021	731,813
600,000	[1,2]	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 6.25%, 4/26/2020	636,264
1,000,000	[1,2]	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 7.25%, 4/26/2023	1,121,550
1,200,000	[1,2]	HTA Group Ltd., Sr. Unsecd. Note, Series 144A, 9.125%, 3/8/2022	1,242,240
500,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, Series REGS, 9.50%, 10/27/2021	515,000
3,100,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 5/19/2025	3,204,377
2,300,000		Qtel International Finance Ltd., Series REGS, 3.25%, 2/21/2023	2,300,248
800,000	[1,2]	Telefonica Chile SA, Sr. Unsecd. Note, Series 144A, 3.875%, 10/12/2022	830,915
200,000		Telfon Celuar Del Paragu, Sr. Unsecd. Note, Series REGS, 6.75%, 12/13/2022	208,750
700,000	[1,2]	Turkcell Iletisim Hizmetleri A.S., Unsecd. Note, Series 144A, 5.75%, 10/15/2025	741,491

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$2,000,000	[1,2]	Vimpelcom, Sr. Unsecd. Note, Series 144A, 4.95%, 6/16/2024	$2,017,500
		TOTAL	20,349,248
		Transportation—0.7%
2,000,000	[1,2]	Adani Ports and Special, Sr. Unsecd. Note, Series 144A, 3.95%, 1/19/2022	2,056,950
300,000		Adani Ports and Special, Sr. Unsecd. Note, Series REGS, 3.50%, 7/29/2020	304,315
200,000		DP World Ltd., Series REGS, 6.85%, 7/2/2037	243,104
500,000	[1,2]	Empresa De Transporte ME, Sr. Unsecd. Note, Series 144A, 5.00%, 1/25/2047	544,005
2,100,000	[1,2]	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 7/5/2034	2,283,750
400,000	[1,2]	Rumo Luxembourg Sarl, Sr. Unsecd. Note, Series 144A, 7.375%, 2/9/2024	416,960
		TOTAL	5,849,084
		Utilities—4.8%
800,000	[1,2]	AES Argentina Generacion SA, Sr. Unsecd. Note, Series 144A, 7.75%, 2/2/2024	833,976
620,000	[1,2]	Capex S.A., Sr. Unsecd. Note, Series 144A, 6.875%, 5/15/2024	623,100
400,000	[1,2]	Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series 144A, 5.75%, 10/27/2021	416,600
500,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 7/30/2019	534,375
1,951,000		China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.00%, 5/7/2020	1,990,020
200,000	[1,2]	Comision Federal de Electricidad, Sr. Unsecd. Note, Series 144A, 4.75%, 2/23/2027	206,750
1,650,000		Comision Federal de Electricidad, Sr. Unsecd. Note, Series REGS, 4.875%, 1/15/2024	1,761,375
2,850,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	2,944,050
300,000		Empresa Electrica Guarcolda SA, Sr. Unsecd. Note, Series REGS, 4.56%, 4/30/2025	292,791
515,000		Enersis Americas SA, Sr. Unsecd. Note, 4.00%, 10/25/2026	519,506
2,600,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	2,620,974
550,000		Generacion Mediterranea SA / Generacion Frias SA, Sr. Unsecd. Note, Series REGS, 9.625%, 7/27/2023	599,280
606,000	[1,2]	Genneia SA, Sr. Unsecd. Note, Series 144A, 8.75%, 1/20/2022	641,754
1,600,000	[1,2]	Hrvatska Elektroprivreda, Sr. Unsecd. Note, Series 144A, 5.875%, 10/23/2022	1,758,845
300,000		Indo Energy Finance II, Series REGS, 6.375%, 1/24/2023	285,665
1,827,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	1,888,205
600,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, Series REGS, 6.375%, 5/15/2043	541,278
4,200,000		Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	4,494,193
200,000		Majapahit Holding BV, Series REGS, 7.875%, 6/29/2037	264,250
1,800,000		NTPC Ltd., Series EMTN, 4.375%, 11/26/2024	1,897,036
1,500,000	[1,2]	Neerg Energy Ltd., Term Loan—1st Lien, Series 144A, 6.00%, 2/13/2022	1,540,062
3,000,000	[1,2]	Perusahaan Listrik Negara PT, Sr. Unsecd. Note, Series 144A, 4.125%, 5/15/2027	2,974,937
1,000,000	[1,2]	Perusahaan Listrik Negara PT, Sr. Unsecd. Note, Series 144A, 5.50%, 11/22/2021	1,098,800
3,000,000	[1,2]	State Grid Overseas Investment 2016 Ltd., Series 144A, 3.50%, 5/4/2027	3,010,587
4,000,000		TNB Global Ventures Capital Bhd, Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	3,920,228
		TOTAL	37,658,637
		TOTAL CORPORATE BONDS (IDENTIFIED COST $459,950,694)	467,781,429
		FOREIGN GOVERNMENTS/AGENCIES—35.4%
		Sovereign—35.4%
1,255,000		Argentina, Government of, Sr. Unsecd. Note, 5.625%, 1/26/2022	1,286,375
1,855,000		Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	1,906,012
7,000,000		Argentina, Government of, Sr. Unsecd. Note, 7.50%, 4/22/2026	7,521,500
500,000		Armenia, Government of, Sr. Unsecd. Note, 7.15%, 3/26/2025	550,940
500,000		Azerbaijan, Government of, Sr. Unsecd. Note, 4.75%, 3/18/2024	509,010
650,000	[1,2]	Bahrain, Government of, Sr. Unsecd. Note, Series 144A, 7.00%, 10/12/2028	668,035

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
500,000		Bahrain, Government of, Unsecd. Note, 6.00%, 9/19/2044	$435,433
600,000	[1,2]	Belarus, Government of, Sr. Unsecd. Note, Series 144A, 7.625%, 6/29/2027	642,750
270,000	[1,2]	Belize, Government of, Sr. Unsecd. Note, Series 144A, 4.938%, 2/20/2034	166,725
1,000,000	[1,2]	Bermuda, Government of, Sr. Unsecd. Note, Series 144A, 4.138%, 1/3/2023	1,046,250
800,000	[1,2]	Bolivia, Government of, Sr. Unsecd. Note, Series 144A, 4.50%, 3/20/2028	778,000
1,800,000		Brazil, Government of, 4.25%, 1/7/2025	1,800,000
2,100,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	2,049,600
2,300,000		Brazil, Government of, Sr. Unsecd. Note, 5.00%, 1/27/2045	2,060,800
5,900,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 4/7/2026	6,475,250
1,800,000	[1,2]	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.50%, 11/19/2025	2,115,288
350,000		Chile, Government of, Sr. Unsecd. Note, 2.25%, 10/30/2022	345,625
802,000		Chile, Government of, Sr. Unsecd. Note, 3.86%, 6/21/2047	809,218
2,000,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	2,024,000
600,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	639,900
2,100,000		Colombia, Government of, Sr. Unsecd. Note, 5.00%, 6/15/2045	2,130,450
3,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 2/26/2044	3,295,500
800,000		Colombia, Government of, Sr. Unsecd. Note, 7.375%, 3/18/2019	868,000
1,500,000	[1,2]	Costa Rica, Government of, Series 144A, 4.25%, 1/26/2023	1,470,000
830,000		Costa Rica, Government of, 4.375%, 4/30/2025	798,875
1,000,000	[1,2]	Costa Rica, Government of, Sr. Unsecd. Note, Series 144A, 7.158%, 3/12/2045	1,060,000
1,400,000		Croatia, Government of, 6.00%, 1/26/2024	1,596,000
1,200,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	1,290,000
2,400,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.50%, 1/27/2025	2,526,000
700,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 6.85%, 1/27/2045	766,500
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.45%, 4/30/2044	1,172,500
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,329,000
800,000		Dubai, Government of, 5.25%, 1/30/2043	804,928
900,000	[1,2]	Ecuador, Government of, Series 144A, 7.95%, 6/20/2024	861,750
1,600,000		Ecuador, Government of, 7.95%, 6/20/2024	1,532,000
400,000	[1,2]	Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 9.625%, 6/2/2027	409,000
700,000	[1,2]	Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 9.65%, 12/13/2026	717,500
1,605,000	[1,2]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 6.125%, 1/31/2022	1,655,397
1,700,000	[1,2]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2047	1,847,451
EGP 158,000,000		Egypt, Government of, Unsecd. Note, 0.00%, 10/3/2017	8,525,332
77,300,000		Egypt, Government of, Unsecd. Note, 0.00%, 11/7/2017	4,091,032
$850,000	[1,2]	El Salvador, Government of, Series 144A, 6.375%, 1/18/2027	769,250
1,015,000		El Salvador, Government of, 7.625%, 2/1/2041	931,263
300,000		El Salvador, Government of, Sr. Unsecd. Note, 7.65%, 6/15/2035	279,000
1,150,000	[1,2]	El Salvador, Government of, Sr. Unsecd. Note, Series 144A, 8.625%, 2/28/2029	1,190,250
1,700,000		Ethiopia, Government of, Sr. Unsecd. Note, 6.625%, 12/11/2024	1,708,500
400,000	[1,2]	Gabon, Government of, Unsecd. Note, Series 144A, 6.95%, 6/16/2025	398,000
3,000,000		Ghana, Government of, 7.875%, 8/7/2023	3,093,750
900,000		Ghana, Government of, Sr. Unsecd. Note, 9.25%, 9/15/2022	981,711
500,000		Ghana, Government of, Unsecd. Note, 10.75%, 10/14/2030	623,205
1,200,000		Guatemala, Government of, Sr. Unsecd. Note, 5.75%, 6/6/2022	1,310,736
700,000		Honduras, Government of, 8.75%, 12/16/2020	804,391
550,000	[1,2]	Honduras, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 1/19/2027	578,644

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
970,000		Hungary, Government of, 5.75%, 11/22/2023	$1,117,925
250,000		Hungary, Government of, 6.375%, 3/29/2021	281,691
5,600,000		Indonesia, Government of, 5.375%, 10/17/2023	6,246,078
1,250,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 3.40%, 3/29/2022	1,268,750
1,050,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 3.85%, 7/18/2027	1,060,336
1,650,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.15%, 3/29/2027	1,681,020
3,500,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.55%, 3/29/2026	3,679,550
7,200,000		Indonesia, Government of, Sr. Unsecd. Note, 4.75%, 1/8/2026	7,769,606
250,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.75%, 7/18/2047	258,516
1,300,000		Indonesia, Government of, Sr. Unsecd. Note, 5.25%, 1/17/2042	1,423,144
6,600,000	[1,2]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.35%, 9/10/2024	6,922,080
1,200,000		Iraq, Government of, Bond, 5.80%, 1/15/2028	1,099,222
2,400,000		Israel, Government of, Sr. Unsecd. Note, 2.875%, 3/16/2026	2,407,848
1,984,040		Ivory Coast, Government of, Sr. Unsecd. Note, 5.75%, 12/31/2032	1,944,756
1,700,000	[1,2]	Ivory Coast, Government of, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2033	1,664,725
3,100,000		Jamaica, Government of, Sr. Unsecd. Note, 6.75%, 4/28/2028	3,530,063
2,500,000		Kazakhstan, Government of, 4.875%, 10/14/2044	2,522,000
1,100,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,182,390
700,000	[1,2]	Kazakhstan, Government of, Sr. Unsecd. Note, Series 144A, 5.125%, 7/21/2025	769,230
300,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	306,096
400,000		Kenya, Government of, 6.875%, 6/24/2024	408,128
700,000	[1,2]	Kuwait, Government of, Sr. Unsecd. Note, Series 144A, 3.50%, 3/20/2027	714,875
3,700,000		Lebanon, Government of, Sr. Unsecd. Note, 5.15%, 11/12/2018	3,719,610
1,300,000		Lebanon, Government of, Sr. Unsecd. Note, 5.45%, 11/28/2019	1,296,542
1,500,000		Lebanon, Government of, Sr. Unsecd. Note, 6.25%, 11/4/2024	1,481,682
5,000,000		Lebanon, Government of, Sr. Unsub., 8.25%, 4/12/2021	5,361,680
400,000		Mexico, Government of, 4.00%, 10/2/2023	420,400
5,200,000		Mexico, Government of, 4.125%, 1/21/2026	5,444,400
2,300,000		Mexico, Government of, 4.75%, 3/8/2044	2,321,850
3,200,000		Mexico, Government of, Sr. Secd. Note, 4.35%, 1/15/2047	3,054,400
4,200,000		Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	4,281,900
2,000,000		Mexico, Government of, Sr. Unsecd. Note, 4.15%, 3/28/2027	2,088,000
200,000		Mexico, Government of, Sr. Unsecd. Note, 4.60%, 1/23/2046	197,800
MXN 86,000,000		Mexico, Government of, Sr. Unsecd. Note, 5.00%, 12/11/2019	4,650,691
$400,000		Nigeria, Government of, 5.125%, 7/12/2018	405,000
600,000	[1,2]	Nigeria, Government of, Unsecd. Note, Series 144A, 7.875%, 2/16/2032	661,980
2,800,000	[1,2]	Oman, Government of, Sr. Unsecd. Note, Series 144A, 5.375%, 3/8/2027	2,898,000
2,400,000	[1,2]	Oman, Government of, Sr. Unsecd. Note, Series 144A, 6.50%, 3/8/2047	2,501,813
1,000,000		Pakistan, Government of, Sr. Unsecd. Note, 8.25%, 9/30/2025	1,128,956
1,000,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	1,045,490
5,500,000		Panama, Government of, Sr. Unsecd. Note, 3.75%, 3/16/2025	5,720,000
600,000		Panama, Government of, Sr. Unsecd. Note, 4.50%, 5/15/2047	618,000
1,600,000	[1,2]	Paraguay, Government of, Series 144A, 6.10%, 8/11/2044	1,795,808
300,000	[1,2]	Paraguay, Government of, Sr. Unsecd. Note, Series 144A, 4.70%, 3/27/2027	311,625
400,000		Peru, Government of, 6.55%, 3/14/2037	531,000
600,000		Peru, Government of, Bond, 8.75%, 11/21/2033	928,500
1,500,000		Peru, Government of, Sr. Unsecd. Note, 4.125%, 8/25/2027	1,639,500

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
700,000		Peru, Government of, Sr. Unsecd. Note, 5.625%, 11/18/2050	$862,750
PEN 7,300,000	[1,2]	Peru, Government of, Sr. Unsecd. Note, Series 144A, 6.15%, 8/12/2032	2,306,372
$2,600,000		Philippines, Government of, 6.375%, 1/15/2032	3,419,564
4,700,000		Philippines, Government of, Sr. Unsecd. Note, 3.95%, 1/20/2040	4,893,424
2,100,000		Poland, Government of, Sr. Unsecd. Note, 3.25%, 4/6/2026	2,138,136
1,500,000	[1,2]	Qatar, Government of, Sr. Unsecd. Note, Series 144A, 4.625%, 6/2/2046	1,558,125
1,700,000		Qatar, Government of, Sr. Unsecd. Note, 4.625%, 6/2/2046	1,765,875
3,700,000		Romania, Government of, 4.375%, 8/22/2023	3,959,000
1,000,000		Russia, Government of, 5.625%, 4/4/2042	1,089,792
800,000	[1,2]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 4.75%, 5/27/2026	838,000
3,200,000	[1,2]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.25%, 6/23/2047	3,227,731
900,000	[1,2]	Saudi Arabia, Government of, Sr. Unsecd. Note, Series 144A, 2.375%, 10/26/2021	886,174
200,000	[1,2]	Senegal, Government of, Unsecd. Note, Series 144A, 6.25%, 5/23/2033	205,500
455,000		Senegal, Government of, Unsecd. Note, 6.25%, 7/30/2024	484,575
200,000		Serbia, Government of, 5.875%, 12/3/2018	209,300
1,600,000		Serbia, Government of, 7.25%, 9/28/2021	1,855,264
3,400,000		South Africa, Government of, 5.875%, 5/30/2022	3,731,174
1,800,000		South Africa, Government of, Sr. Unsecd. Note, 4.665%, 1/17/2024	1,838,250
1,000,000		South Africa, Government of, Sr. Unsecd. Note, 5.00%, 10/12/2046	936,200
5,600,000		Sri Lanka, Government of, 6.85%, 11/3/2025	6,040,619
800,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.20%, 5/11/2027	824,002
200,000	[1,2]	Suriname, Government of, Sr. Unsecd. Note, Series 144A, 9.25%, 10/26/2026	204,500
4,900,000		Turkey, Government of, 3.25%, 3/23/2023	4,643,632
2,000,000		Turkey, Government of, 6.75%, 5/30/2040	2,249,632
5,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.25%, 4/14/2026	4,800,960
6,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	5,405,040
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.75%, 5/11/2047	993,576
2,300,000		Turkey, Government of, Sr. Unsecd. Note, 6.00%, 3/25/2027	2,476,493
1,500,000		Ukraine, Government of, Sr. Unsecd. Note, 7.75%, 9/1/2020	1,556,250
3,700,000		Ukraine, Government of, Sr. Unsecd. Note, 7.75%, 9/1/2022	3,792,500
2,600,000		Ukraine, Government of, Sr. Unsecd. Note, 7.75%, 9/1/2024	2,597,322
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 1.00%, 5/31/2040	659,190
412,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2019	428,043
700,000		Ukraine, Government of, Unsecd. Note, 7.75%, 9/1/2019	727,258
1,430,970		Uruguay, Government of, 4.375%, 10/27/2027	1,531,138
1,084,600		Uruguay, Government of, 4.50%, 8/14/2024	1,182,214
5,700,000		Uruguay, Government of, Sr. Unsecd. Note, 5.10%, 6/18/2050	5,905,200
1,500,000		Venezuela, Government of, 8.25%, 10/13/2024	562,500
5,000,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	1,862,500
700,000	[1,2]	Vietnam, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 1/29/2020	763,029
2,000,000		Zambia, Government of, 5.375%, 9/20/2022	1,899,580
2,800,000	[1,2]	Zambia, Government of, Series 144A, 8.97%, 7/30/2027	3,034,472
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $269,927,041)	278,354,138
		U.S. TREASURY—0.1%
		U.S. Treasury Notes—0.1%
1,200,000	[6]	United States Treasury Note, 0.875%, 8/15/2017 (IDENTIFIED COST $1,200,187)	1,199,800

Principal, Foreign Currency Par Amount, Contracts or Shares			Value In U.S. Dollars
		INVESTMENT COMPANY—3.8%
29,746,620	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[8] (IDENTIFIED COST $29,752,570)	$29,752,570
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $760,830,492)[9]	777,087,937
		OTHER ASSETS AND LIABILITIES - NET—1.2%[10]	9,184,727
		TOTAL NET ASSETS—100%	$786,272,664
At July 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[5]United States Treasury Note 5-Year Short Futures	820	$96,881,719	September 2017	$(65,908)
[5]United States Treasury Note 10-Year Short Futures	225	$28,325,391	September 2017	$106,392
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$40,484
The average notional value of short futures contracts held by the Fund throughout the period was $68,050,497. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
8/22/2017	BNP Paribas SA	145,562,000 MXN	$8,100,278	$49,939
9/7/2017	BNP Paribas SA	252,500,000 RUB	$4,205,355	$(11,340)
9/7/2017	BNP Paribas SA	252,500,000 RUB	$4,257,113	$(63,099)
10/24/2017	BNP Paribas SA	66,500,000 ARS	$3,695,471	$(105,498)
Contracts Sold:
8/22/2017	BNP Paribas SA	72,562,000 MXN	$4,000,000	$(62,846)
8/22/2017	BNP Paribas SA	72,632,000 MXN	$4,000,000	$(66,766)
8/22/2017	BNP Paribas SA	83,100,000 MXN	$4,332,525	$(320,358)
9/7/2017	BNP Paribas SA	505,000,000 RUB	$8,743,832	$355,803
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(224,165)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,094,679 and $971,118, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2017, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 7/31/2017[11]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
OTC Swaps:
Barclays Capital, Inc.	CDX Index EM Series 27	Buy	1.00%	6/20/2022	1.91%	$45,000,000	$1,802,259	$1,965,343	$(163,085)
Barclays Capital, Inc.	Government of Turkey	Buy	1.00%	6/20/2022	1.84%	$2,100,000	$77,412	$120,630	$(43,218)
Barclays Capital, Inc.	Republic of South Africa	Buy	1.00%	6/20/2022	1.85%	$4,200,000	$156,475	$174,028	$(17,553)
UNREALIZED DEPRECIATION ON SWAPS CONTRACTS									$(223,856)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $53,142,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities—Net”.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $235,904,746, which represented 30.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $235,904,746, which represented 30.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Afren PLC, Series 144A, 6.625%, 12/9/2020	11/26/2013 – 2/6/2014	$1,363,836	$0
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Issuer in default.
5	Non-income-producing security.
6	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures and swap contracts.
7	Affiliated holding.
Transactions involving the affiliated holding during the period ended July 31, 2017, were as follows:
	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	18,016,371	252,346,240	(240,615,991)	29,746,620	$29,752,570	$87,550
8	7-day net yield.
9	At July 31, 2017, the cost of investments for federal tax purposes was $760,830,492. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts; and (d) swap contracts was $16,257,445. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,685,306 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,427,861.
10	Assets, other than investments in securities, less liabilities.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$467,781,429	$0	$467,781,429
Foreign Governments/Agencies	—	278,354,138	—	278,354,138
U.S. Treasury	—	1,199,800	—	1,199,800
Investment Company	29,752,570	—	—	29,752,570
TOTAL SECURITIES	$29,752,570	$747,335,367	$0	$777,087,937
Other Financial Instruments
Assets
Futures Contracts	$106,392	$—	$—	$106,392
Foreign Exchange Contracts	—	405,742	—	405,742
Swap Contracts	—	2,036,146	—	2,036,146
Liabilities
Futures Contracts	(65,908)	—	—	(65,908)
Foreign Exchange Contracts	—	(629,907)	—	(629,907)
TOTAL OTHER FINANCIAL INSTRUMENTS	$40,484	$1,811,981	$—	$1,852,465
The following acronyms are used throughout this portfolio:
ARS	—Argentine Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
MTN	—Medium Term Note
MXN	—Mexican Peso
OTC	—Over-the-Counter
PEN	—Peruvian Sol
RUB	—Russian Ruble

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date September 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017